Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains/(losses) from Changes in Fair Values on Derivatives

Gains/(losses) from changes in fair values on derivatives are recognized in the consolidated income statements as a component of interest expense. These amounts are shown in the table below for the years ended December 31, 2013 and 2014.

	2013	2014
Interest Rate Contracts:
Unrealized gain/(loss) on derivatives	6,390	(12,240)
Realized gain/(loss) on derivatives	1,847	265

Notional Amounts of Outstanding Derivative Instruments

The table below shows the notional amounts of the Company’s outstanding derivative instruments and credit risk amounts associated with outstanding or unsettled derivative instruments as of December 31, 2013 and 2014. These amounts are considered indicative of the Company’s derivative transaction volume during each of the respective years presented.

	2013	2014
Interest Rate Contracts:
Interest Rate Swaps	27,793	32,629
Interest Rate Caps	394,108	361,816